UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form 13F File Number: 28-05723
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Kistner               Newport Beach, CA                11/13/2003
----------------------               -----------------                ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           58
                                         -----------
Form 13F Information Table Value Total:   $1,477,906
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                  FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ------
AFLAC INC                      COM              001055102      572    17700 SH       SOLE                17700      0      0
AIR PRODUCTS & CHEMICALS INC   COM              009158106    39343   872371 SH       DEFINED            832221      0  40150
ALCATEL SA ADR                 ADR              013904305      224    18940 SH       SOLE                18940      0      0
APPLE COMPUTER INC             COM              037833100    45436  2192863 SH       DEFINED           2088763      0 104100
ARCHER DANIELS MIDLAND CO      COM              039483102    38332  2923885 SH       DEFINED           2785165      0 138720
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    43974  1013224 SH       DEFINED            993349      0  19875
AUTODESK INC                   COM              052769106    40425  2375160 SH       DEFINED           2255850      0 119310
BAKER HUGHES INC               COM              057224107     2264    76500 SH       SOLE                76500      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      168    16275 SH       SOLE                16275      0      0
BANK OF NEW YORK CO INC        COM              064057102      894    30700 SH       SOLE                30700      0      0
BELLSOUTH CORP                 COM              079860102     1310    55314 SH       SOLE                55314      0      0
BOEING CO.                     COM              097023105    37268  1085590 SH       DEFINED           1033230      0  52360
CHEVRON TEXACO CORP            COM              166764100      280     3912 SH       SOLE                 3912      0      0
CHUBB CORP                     COM              171232101    48605   749153 SH       DEFINED            713733      0  35420
CINCINNATI FINANCIAL CORP      COM              172062101    51598  1289957 SH       DEFINED           1227127      0  62830
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    35380   923767 SH       DEFINED            878247      0  45520
CONOCOPHILLIPS                 COM              20825C104    42704   779987 SH       DEFINED            740458      0  39529
CYTEC INDUSTRIES INC           COM              232820100    46168  1264870 SH       DEFINED           1201750      0  63120
DUKE ENERGY CORP               COM              264399106    31056  1743740 SH       DEFINED           1662290      0  81450
GILLETTE COMPANY               COM              375766102    48936  1530212 SH       DEFINED           1456765      0  73450
GOLDMAN SACHS GROUP INC        COM              38141G104    36022   429350 SH       DEFINED            408550      0  20800
HONEYWELL INTERNATIONAL INC    COM              438516106    32151  1220175 SH       DEFINED           1164532      0  55643
ING GROEP NV ADR               ADR              456837103    43529  2352972 SH       DEFINED           2239951      0 113021
INTERNATIONAL BUSINESS MACHINE COM              459200101    46178   522788 SH       DEFINED            497323      0  25465
KLM ROYAL DUTCH AIRLINES       N Y REG NEW      482516309      193    12315 SH       SOLE                12315      0      0
KELLOGG CO                     COM              487836108    40885  1225952 SH       DEFINED           1167342      0  58610
KIMBERLY-CLARK                 COM              494368103    37127   723446 SH       DEFINED            687776      0  35670
KOMATSU LTD - SPONSORED ADR    ADR              500458401      225    10805 SH       SOLE                10805      0      0
L-3 COMMUNICATIONS HOLDINGS    COM              502424104    35909   830265 SH       DEFINED            788425      0  41840
LUCENT TECHNOLOGIES            COM              549463107    25590 11847173 SH       DEFINED          11244995      0 602178
MATSUSHITA ELEC INDL           ADR              576879209    29953  2504445 SH       DEFINED           2456095      0  48350
MERCK & CO., INC.              COM              589331107     4276    84470 SH       DEFINED             62270      0  22200
METLIFE INC                    COM              59156R108     2323    82800 SH       SOLE                82800      0      0
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    35233  5471041 SH       DEFINED           5220191      0 250850
MOLEX INC - CLASS A            COM              608554200    43244  1767247 SH       DEFINED           1679997      0  87250
MOTOROLA INC                   COM              620076109    33745  2823897 SH       DEFINED           2698687      0 125210
NCR CORPORATION                COM              62886E108    37549  1184878 SH       DEFINED           1127148      0  57730
NEC CORP. - SPONSORED ADR      ADR              629050204      182    24205 SH       SOLE                24205      0      0
NESTLE SA SPNSRD ADR REP RG SH ADR              641069406      220     3815 SH       SOLE                 3815      0      0
POSCO SPONSORED ADRS FOR ORD   ADR              693483109      267     9350 SH       SOLE                 9350      0      0
PENNEY (J.C.) CO               COM              708160106    40183  1880335 SH       DEFINED           1789295      0  91040
PROGRESS ENERGY INC            COM              743263105     2579    58000 SH       SOLE                58000      0      0
RAYTHEON CO NEW                COM              755111507    27826   993794 SH       DEFINED            933289      0  60505
SBC COMMUNICATIONS INC         COM              78387G103    31194  1401979 SH       DEFINED           1335528      0  66451
THE CHARLES SCHWAB CORP        COM              808513105    29845  2505938 SH       DEFINED           2386508      0 119430
SIERRA PACIFIC RESOURCES       COM              826428104    10214  2106025 SH       DEFINED           2039275      0  66750
TDC A/S SPONSORED ADR'S        ADR              87236N102      177    11485 SH       SOLE                11485      0      0
TEXAS INSTRUMENTS INC          COM              882508104     2757   120900 SH       DEFINED             94400      0  26500
3M CO                          COM              88579Y101    40110   580720 SH       DEFINED            552590      0  28130
TOTAL SA-SPON ADR              ADR              89151E109      340     4499 SH       SOLE                 4499      0      0
TREDEGAR CORP                  COM              894650100      195    12936 SH       SOLE                12936      0      0
TYCO INTL LTD (NEW)            COM              902124106    38253  1872405 SH       DEFINED           1780685      0  91720
VALERO ENERGY CORP             COM              91913Y100      544    14220 SH       SOLE                14220      0      0
VODAFONE GROUP PLC             ADR              92857W100    36999  1827095 SH       DEFINED           1747995      0  79100
WELLS FARGO & CO (NEW)         COM              949746101    49923   969381 SH       DEFINED            924651      0  44730
XEROX CORP                     COM              984121103    35277  3438321 SH       DEFINED           3278321      0 160000
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    39883  1055685 SH       DEFINED           1003495      0  52190
ALCON INC                      COM              H01301102    51869   923765 SH       DEFINED            877325      0  46440


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